Segment Reporting (Details) - USD ($)	3 Months Ended				4 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Retail motor fuel sales					$ 2,376,608,000	$ 5,891,249,000
Wholesale motor fuel sales to third parties					4,235,415,000	10,104,193,000
Wholesale motor fuel sales to affiliates					0	20,026,000
Merchandise sales	$ 545,084	$ 589,300	$ 560,680	$ 483,123	651,324,000	2,178,187,000
Rental income					24,749,000	81,274,000
Other income					54,741,000	185,287,000
Intersegment sales					0	0
Total revenues	4,076,507	4,906,773	5,126,084	4,350,852	7,342,837,000	18,460,216,000
Gross Profit, Motor Fuel - Retail					270,087,000	635,197,000
Gross Profit, Motor Fuel - Wholesale					31,752,000	407,468,000
Gross Profit, Merchandise	169,744	185,122	176,811	148,201	196,522,000	679,878,000
Gross Profit, Rental and other					77,698,000	261,360,000
Gross profit	464,700	524,760	545,210	449,233	576,059,000	1,983,903,000
Total operating expenses					538,525,000	1,650,570,000
Income from operations	50,978	93,351	123,658	65,346	37,534,000	333,333,000
Interest expense, net					10,935,000	87,575,000
Income before income taxes					26,599,000	245,758,000
Income tax expense					79,544,000	51,689,000
Net income (loss) and comprehensive income (loss)	16,518	$ 34,711	$ 93,534	$ 49,306	(52,945,000)	194,069,000
Depreciation, amortization and accretion					86,242,000	278,309,000
EBITDA					123,776,000	611,642,000
Non-cash compensation expense					4,916,000	7,984,000
Loss (gain) on disposal of assets					(977,000)	(690,000)
Unrealized gain on commodity derivatives					(1,096,000)	1,848,000
Inventory fair value adjustments					205,343,000	98,330,000	$ 205,300,000
Adjusted EBITDA					331,962,000	719,114,000
Capital expenditures					154,151,000	490,749,000
Total assets	8,841,819,000				8,773,080,000	8,841,819,000	8,773,080,000
Operating Segments [Member] | Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Retail motor fuel sales					0	0
Wholesale motor fuel sales to third parties					4,235,415,000	10,104,193,000
Wholesale motor fuel sales to affiliates					0	20,026,000
Merchandise sales					0	0
Rental income					14,769,000	51,599,000
Other income					(2,468,000)	27,674,000
Intersegment sales					1,787,423,000	4,340,683,000
Total revenues					6,035,139,000	14,544,175,000
Gross Profit, Motor Fuel - Retail					0	0
Gross Profit, Motor Fuel - Wholesale					31,752,000	407,468,000
Gross Profit, Merchandise					0	0
Gross Profit, Rental and other					19,968,000	74,339,000
Gross profit					51,720,000	481,807,000
Total operating expenses					104,220,000	331,708,000
Income from operations					(52,500,000)	150,099,000
Interest expense, net					2,595,000	54,296,000
Income before income taxes					(55,095,000)	95,803,000
Income tax expense					67,760,000	4,321,000
Net income (loss) and comprehensive income (loss)					(122,855,000)	91,482,000
Depreciation, amortization and accretion					24,514,000	67,780,000
EBITDA					(27,986,000)	217,879,000
Non-cash compensation expense					428,000	4,016,000
Loss (gain) on disposal of assets					(270,000)	1,440,000
Unrealized gain on commodity derivatives					(1,096,000)	1,848,000
Inventory fair value adjustments					176,710,000	77,849,000
Adjusted EBITDA					147,786,000	303,032,000
Capital expenditures					5,382,000	65,131,000
Total assets	2,925,842,000				842,975,000	2,925,842,000	842,975,000
Operating Segments [Member] | Retail Segment [Member]
Segment Reporting Information [Line Items]
Retail motor fuel sales					2,376,608,000	5,891,249,000
Wholesale motor fuel sales to third parties					0	0
Wholesale motor fuel sales to affiliates					0	0
Merchandise sales					651,324,000	2,178,187,000
Rental income					9,980,000	29,675,000
Other income					57,209,000	157,613,000
Intersegment sales					44,891,000	121,803,000
Total revenues					3,140,012,000	8,378,527,000
Gross Profit, Motor Fuel - Retail					270,087,000	635,197,000
Gross Profit, Motor Fuel - Wholesale					0	0
Gross Profit, Merchandise					196,522,000	679,878,000
Gross Profit, Rental and other					57,730,000	187,021,000
Gross profit					524,339,000	1,502,096,000
Total operating expenses					434,305,000	1,318,862,000
Income from operations					90,034,000	183,234,000
Interest expense, net					8,340,000	33,279,000
Income before income taxes					81,694,000	149,955,000
Income tax expense					11,784,000	47,368,000
Net income (loss) and comprehensive income (loss)					69,910,000	102,587,000
Depreciation, amortization and accretion					61,728,000	210,529,000
EBITDA					151,762,000	393,763,000
Non-cash compensation expense					4,488,000	3,968,000
Loss (gain) on disposal of assets					(707,000)	(2,130,000)
Unrealized gain on commodity derivatives					0	0
Inventory fair value adjustments					28,633,000	20,481,000
Adjusted EBITDA					184,176,000	416,082,000
Capital expenditures					148,769,000	425,618,000
Total assets	$ 5,915,977,000				7,930,105,000	5,915,977,000	$ 7,930,105,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales					(1,832,314,000)	(4,462,486,000)
Total revenues					$ (1,832,314,000)	$ (4,462,486,000)